STOCKHOLDERS' EQUITY (Schedule of stock option) (Details) (Common Stock Option, USD $)	12 Months Ended
Dec. 31, 2012
Common Stock Option
Number Of Options
Balance at December 31, 2011
Granted	700,000
Exercised
Forfeited
Cancelled
Balance outstanding at December 31, 2012	700,000
Options exercisable at end of year	175,000
Options expected to vest	525,000
Weighted Average Exercise Price
Balance at December 31, 2011
Granted	$ 0.40
Exercised
Forfeited
Balance outstanding at December 31, 2012	$ 0.40
Options exercisable at end of year	$ 0.40
Weighted average fair value of options granted during the period	$ 0.59
Weighted Average Remaining Contractual Life (Years), Begining	10 years 0 months 0 days
Weighted Average Remaining Contractual Life (Years), End	9 years 6 months 18 days